Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt disclosure (Abstract)
Credit Facilities	$ 939,514	$ 1,030,798
Term Bank Loans	502,913	484,865
Total	1,442,427	1,515,663
Less - current portion	(186,651)	(196,996)
Long-term portion	$ 1,255,776	$ 1,318,667